INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Tax loses carried forward of unilaterally offset proceedings	R$ 268.6
Tax loses carried forward of unilaterally offset	790.0
Tax credit related to tax losses	867.0	R$ 669.0	R$ 875.3
Tax loses carried forward in relation to credit	R$ 3,310.1	R$ 2,521.0	R$ 3,359.5